Income Taxes (Schedule Of Reconciliation Of Income Tax At Federal Statutory Income Tax Rate To Total Income Tax Provision) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Notional U.S. federal income tax provision at the statutory rate		$ (519,051)	$ (1,373,350)	$ (503,271)
State income tax, net of federal benefit		(11,473)	5,182	(45,823)
U.S. tax reform impact	$ (36,200)	(36,216)	0	0
Uncertain tax positions		58,120	(18,111)	30,974
Residual tax on non-U.S. net earnings		(1,350,811)	(301,666)	(359,831)
Effects of outside basis differences		0	(636,134)	(786,130)
Non-deductible goodwill impairment		60,808	926,881	248,403
Change in valuation allowance		1,648,836	762,604	278,339
Intra-entity transfers of assets		(53,509)	(92,859)	0
International Pharmaceuticals segment divestitures		(56,092)	0	0
Other		9,095	27,369	(126)
INCOME TAX		$ (250,293)	$ (700,084)	$ (1,137,465)